Income/loss (-) per share (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income/loss (-) per share: Basic
Net loss attributable to owners of the parent (Euro, in thousands)	€ 211,697	€ (217,991)	€ (103,231)
Weighted average number of shares - Basic	65,884	65,699	65,500
Basic loss per share (in EUR per share)	€ 3.21	€ (3.32)	€ (1.58)
Income/loss per share: Diluted
Net loss attributable to owners of the parent (Euro, in thousands)	€ 211,697	€ (217,991)	€ (103,231)
Weighted average number of shares - Basic	65,884	65,699	65,500
Number of dilutive potential ordinary shares	49
Diluted loss per share (in EUR per share)	€ 3.21	€ (3.32)	€ (1.58)